Deferred Policy Acquisition Costs, Value of Business Acquired and Other Policy-Related Intangibles (Tables)	12 Months Ended
Dec. 31, 2014
Deferred Policy Acquisition Costs and Value of Business Acquired [Abstract]
Schedule of Deferred Policy Acquisition Costs and Value of Business Acquired
Information regarding DAC and VOBA was as follows:

	Years Ended December 31,
	2014	2013	2012
	(In millions)
DAC
Balance at January 1,	$19,774	$17,150	$15,240
Capitalizations	4,183	4,786	5,289
Amortization related to:
Net investment gains (losses) and net derivative gains (losses)	(39)	192	(40)
Other expenses	(3,372)	(2,812)	(2,875)
Total amortization	(3,411)	(2,620)	(2,915)
Unrealized investment gains (losses)	(676)	924	(516)
Effect of foreign currency translation and other	(886)	(466)	52
Balance at December 31,	18,984	19,774	17,150
VOBA
Balance at January 1,	6,932	7,611	9,379
Acquisitions (1)	—	947	55
Amortization related to:
Net investment gains (losses) and net derivative gains (losses)	(1)	3	(1)
Other expenses	(720)	(933)	(1,283)
Total amortization	(721)	(930)	(1,284)
Unrealized investment gains (losses)	(26)	358	(197)
Effect of foreign currency translation and other	(727)	(1,054)	(342)
Balance at December 31,	5,458	6,932	7,611
Total DAC and VOBA
Balance at December 31,	$24,442	$26,706	$24,761

______________
(1)     See Note 3 for a description of acquisitions.

Schedule of Deferred Policy Acquisition Costs and Value of Business Acquired
Information regarding DAC and VOBA was as follows:

	Years Ended December 31,
	2014	2013	2012
	(In millions)
DAC
Balance at January 1,	$19,774	$17,150	$15,240
Capitalizations	4,183	4,786	5,289
Amortization related to:
Net investment gains (losses) and net derivative gains (losses)	(39)	192	(40)
Other expenses	(3,372)	(2,812)	(2,875)
Total amortization	(3,411)	(2,620)	(2,915)
Unrealized investment gains (losses)	(676)	924	(516)
Effect of foreign currency translation and other	(886)	(466)	52
Balance at December 31,	18,984	19,774	17,150
VOBA
Balance at January 1,	6,932	7,611	9,379
Acquisitions (1)	—	947	55
Amortization related to:
Net investment gains (losses) and net derivative gains (losses)	(1)	3	(1)
Other expenses	(720)	(933)	(1,283)
Total amortization	(721)	(930)	(1,284)
Unrealized investment gains (losses)	(26)	358	(197)
Effect of foreign currency translation and other	(727)	(1,054)	(342)
Balance at December 31,	5,458	6,932	7,611
Total DAC and VOBA
Balance at December 31,	$24,442	$26,706	$24,761

______________
(1)     See Note 3 for a description of acquisitions.

Information regarding Deferred Policy Acquisition Costs and Value of Business Acquired by Segment
Information regarding total DAC and VOBA by segment, as well as Corporate & Other, was as follows at:

	December 31,
	2014	2013
	(In millions)
Retail	$11,963	$12,882
Group, Voluntary & Worksite Benefits	377	382
Corporate Benefit Funding	111	99
Latin America	2,063	2,227
Asia	8,217	9,077
EMEA	1,709	2,039
Corporate & Other	2	—
Total	$24,442	$26,706

Deferred Sales Inducements of Business Acquired
Information regarding other intangibles was as follows:

	Years Ended December 31,
	2014	2013	2012
	(In millions)
DSI
Balance at January 1,	$950	$930	$926
Capitalization	56	58	81
Amortization	(130)	(36)	(77)
Unrealized investment gains (losses)	(64)	—	—
Effect of foreign currency translation	(2)	(2)	—
Balance at December 31,	$810	$950	$930

VODA and VOCRA
Balance at January 1,	$975	$1,108	$1,264
Amortization (1)	(82)	(84)	(150)
Effect of foreign currency translation	(46)	(49)	(6)
Balance at December 31,	$847	$975	$1,108
Accumulated amortization	$500	$418	$334

Negative VOBA
Balance at January 1,	$2,162	$2,916	$3,657
Acquisitions	—	—	10
Amortization	(442)	(579)	(622)
Effect of foreign currency translation and other	(124)	(175)	(129)
Balance at December 31,	$1,596	$2,162	$2,916
Accumulated amortization	$2,404	$1,962	$1,383
____________

(1)
In connection with the Company’s annual impairment testing of VOCRA, it was determined that the VOCRA included in the Group, Voluntary & Worksite Benefits segment, associated with a previously acquired dental business, was impaired as the undiscounted future cash flows associated with the asset were lower than its current carrying value. This shortfall in undiscounted future cash flows is primarily the result of actual persistency experience being less favorable than what was assumed when the asset was acquired. As a result of this impairment, the Company wrote the asset down to its estimated fair value, which was determined using the discounted cash flow valuation approach. The Company recorded a non-cash charge of $77 million ($50 million, net of income tax) for the impairment of the VOCRA balance to other expenses in the consolidated statement of operations for the year ended December 31, 2012.

Value of Distribution Agreements and Customer Relationships Acquired and Negative Value of Business Acquired
Information regarding other intangibles was as follows:

	Years Ended December 31,
	2014	2013	2012
	(In millions)
DSI
Balance at January 1,	$950	$930	$926
Capitalization	56	58	81
Amortization	(130)	(36)	(77)
Unrealized investment gains (losses)	(64)	—	—
Effect of foreign currency translation	(2)	(2)	—
Balance at December 31,	$810	$950	$930

VODA and VOCRA
Balance at January 1,	$975	$1,108	$1,264
Amortization (1)	(82)	(84)	(150)
Effect of foreign currency translation	(46)	(49)	(6)
Balance at December 31,	$847	$975	$1,108
Accumulated amortization	$500	$418	$334

Negative VOBA
Balance at January 1,	$2,162	$2,916	$3,657
Acquisitions	—	—	10
Amortization	(442)	(579)	(622)
Effect of foreign currency translation and other	(124)	(175)	(129)
Balance at December 31,	$1,596	$2,162	$2,916
Accumulated amortization	$2,404	$1,962	$1,383
____________

(1)
In connection with the Company’s annual impairment testing of VOCRA, it was determined that the VOCRA included in the Group, Voluntary & Worksite Benefits segment, associated with a previously acquired dental business, was impaired as the undiscounted future cash flows associated with the asset were lower than its current carrying value. This shortfall in undiscounted future cash flows is primarily the result of actual persistency experience being less favorable than what was assumed when the asset was acquired. As a result of this impairment, the Company wrote the asset down to its estimated fair value, which was determined using the discounted cash flow valuation approach. The Company recorded a non-cash charge of $77 million ($50 million, net of income tax) for the impairment of the VOCRA balance to other expenses in the consolidated statement of operations for the year ended December 31, 2012.

Estimated Future Amortization Expense (Credit)
The estimated future amortization expense (credit) to be reported in other expenses for the next five years is as follows:

	VOBA	VODA and VOCRA	Negative VOBA
	(In millions)
2015	$633	$75	$(342)
2016	$532	$70	$(262)
2017	$455	$67	$(146)
2018	$403	$62	$(61)
2019	$353	$58	$(40)